UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23319

OFI Carlyle Private Credit Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Joseph Benedetti, Esq.

OC Private Capital, LLC

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 6/30/2018

Item 1.	Reports to Stockholders.

Semi-Annual Report	6/30/2018

OFI Carlyle Private Credit Fund

2        OFI CARLYLE PRIVATE CREDIT FUND

Top Holdings and Industries
Top Ten Industries
Information Technology Services	15.9%
Health Care Equipment & Supplies	14.1
Collateralized Loan Obligations	13.3
Software	12.0
Road & Rail	10.1
Electric Utilities	9.9
Insurance	6.1
Commerical Services and Supplies	4.0
Machinery	4.0
Professional Services	3.5
Portfolio holdings and industries are subject to change. Percentages are as of June 30, 2018, and are based on net assets.
Top Ten Holdings
Analogic Corp., Term Loan, Unitranche	12.8%
Gruden Acquisition, Inc., Term Loan	10.1
DTI Holdco, Inc., Term Loan, Tranche B	10.0
IQOR US, Inc., Term Loan, Tranche B	10.0
Moxie Patriot LLC, Term Loan, Tranche B1	9.9
Asurion LLC, Term Loan, Tranche B2	6.1
Long Point Park CLO Ltd.	6.0
Sungard Availability Services Capital, Inc., Term Loan, Tranche B	5.8
Barings CLO Ltd., Series 2017-1A, Class F	4.8
Constellis Holdings LLC, Term Loan, Tranche B1	4.1
Portfolio holdings and industries are subject to change. Percentages are as of June 30, 2018, and are based on net assets.
3        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF INVESTMENTS  June 30, 2018 Unaudited

Investments	Interest Rate	Maturity Date	Par/ Principal Amount	Fair Value

Corporate Loans (84.4%)
First Lien Debt (64.2%)
Air Freight & Logistics (2.5%)
Trump Card LLC
Term Loan, Tranche A1	LIBOR4 + 550, 7.836%	4/21/2022	$1,143,682	$ 1,132,245
Revolver [1]	PRIME4 + 450, 9.500%	4/21/2022	17,122	16,951
Revolver [1]	LIBOR12 + 550, 7.603%	4/21/2022	30,557	30,251
Revolver [2]	0.500%	4/21/2022	47,628	47,152
				1,226,599

Commerical Services and Supplies (4.0%)
Constellis Holdings LLC, Term Loan, Tranche B1[1,3,4]	LIBOR4 + 500, 7.334%	4/21/2024	2,000,000	2,010,830

Electric Utilities (9.9%)
Moxie Patriot LLC, Term Loan, Tranche B1[1]	LIBOR4 + 575, 8.084%	12/19/2020	4,987,310	4,946,788

Health Care Equipment & Supplies (14.0%)
Analogic Corp.
Term Loan, Unitranche[1]	LIBOR12 + 600, 8.084%	6/22/2024	6,495,756	6,366,653
Revolver [2]	0.500%	6/22/2023	618,644	606,348
				6,973,001

Information Technology Services (15.9%)
IQOR US, Inc., Term Loan, Tranche B1,3,4	LIBOR4 + 500, 7.337%	4/1/2021	5,000,000	5,001,250
Sungard Availability Services Capital, Inc.
Term Loan, Tranche B1	LIBOR12 + 1000, 11.976%	10/1/2022	2,938,487	2,904,385
Term Loan, Tranche B1	PRIME4 + 900, 14.000%	10/1/2022	1,421	1,405
				7,907,040

Internet Software & Services (2.4%)
Internap Corp., Term Loan[1,3,4]	LIBOR12 + 575, 7.830%	4/6/2022	1,188,832	1,199,234

Professional Services (3.5%)
NES Global Talent Finance US LLC, Term Loan, Tranche B1	LIBOR4 + 550, 7.856%	5/11/2023	1,750,000	1,750,000

Software (12.0%)
DTI Holdco, Inc., Term Loan, Tranche B1,3,4	LIBOR12 + 475, 6.827%	10/2/2023	5,000,000	5,003,150
Exela Intermediate LLC, Term Loan, Tranche B1,3,4	LIBOR4 + 650, 8.826%	7/12/2023	1,000,000	1,003,250
				6,006,400
Total First Lien Debt (Cost $32,090,546)				32,019,892
4        OFI CARLYLE PRIVATE CREDIT FUND

Investments	Interest Rate	Maturity Date	Par/ Principal Amount	Fair Value

Second Lien Debt (20.2%)
Insurance (6.1%)
Asurion LLC, Term Loan, Tranche B2[1,3,4]	LIBOR4 + 650, 8.577%	8/4/2025	$3,000,000	$3,048,750

Machinery (4.0%)
NN, Inc., Term Loan[1,3,4]	LIBOR12 + 800, 10.097%	4/14/2023	2,000,000	1,990,000

Road & Rail (10.1%)
Gruden Acquisition, Inc., Term Loan[1,3,4]	LIBOR4 + 850, 10.834%	8/18/2023	5,000,000	5,029,175
Total Second Lien Debt (Cost $9,987,500)				10,067,925
Total Corporate Loans (Cost $42,078,046)				42,087,817

Collateralized Loan Obligations (13.3%)
Barings CLO Ltd., Series 2017-1A, Class F1,5	LIBOR4 + 745, 9.805%	7/18/2029	2,500,000	2,394,005
Dryden 41 Senior Loan Fund, Series 2015-41A, Class ER1,5,6	LIBOR4 + 530, 7.648%	4/15/2031	1,265,000	1,240,054
Long Point Park CLO Ltd. [1,6,7]	LIBOR4 + 560, 7.588%	1/17/2030	3,000,000	3,003,549
Total Collateralized Loan Obligations (Cost $6,728,347)				6,637,608

	Shares

Common Stock (0.1%)
Health Care Equipment & Supplies (0.1%)
ANLG Holdings, LLC [3] (Cost $64,683)	64,683	$ 64,683
Total Investments, at Value (Cost $48,871,076)	97.8%	48,790,108
Net Other Assets (Liabilities)	2.2%	1,109,031
Net Assets	100.0%	$49,899,139

Footnotes to Consolidated Statement of Investments
1. Represents the interest rate for a variable or increasing rate security, determined as [Reference Rate + Basis-point spread]. Stated interest rate represents the "all-in" rate as of June 30, 2018.
2. Security is an unfunded loan commitment. See Note 9 of the accompanying Consolidated Notes.
3. Non-income producing security.
4. All or a portion of the security position will settle, after period end, in the ordinary course on a settlement date beyond the period expected by loan market participants and is subject to delayed compensation. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities amount to $3,634,059 or 7.3% of the Fund's net assets at period end.
6. All or a portion of this security is owned by the Subsidiary (as defined herein). See Note 2 of the accompanying Consolidated Notes.
7. Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. The acquisition date of such security was June 8, 2018 with a cost of $3,026,250. The total fair value of this security is $3,003,549 or 6.0% of the Fund's net assets.

Definitions
LIBOR12	London Interbank Offered Rate-Monthly
5        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF INVESTMENTS  June 30, 2018 Unaudited  Continued
LIBOR4	London Interbank Offered Rate-Quarterly
PRIME4	United States Prime Rate-Quarterly
See accompanying Notes to Consolidated Financial Statements.
6        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES  June 30, 2018 Unaudited

Assets
Investments, at value (cost $48,871,076)—see accompanying consolidated statement of investments	$ 48,790,108
Cash	25,275,541
Cash collateral for borrowings	20,000,000
Receivables and other assets:
Adviser reimbursement	434,778
Deferred offering costs	340,134
Interest	221,410
Investments sold	12,690
Other	102,823
Total assets	95,177,484

Liabilities
Payables and other liabilities:
Investments purchased	24,906,370
Payable for borrowings	20,000,000
Accrued organizational costs	122,266
Accrued offering costs	67,161
Management fees	53,425
Distribution and shareholder service plan fees	30,251
Trustees' compensation and expenses	14,012
Transfer agent fees	9,688
Interest expense and fees on borrowings	6,312
Shareholder communications	4,844
Other	64,016
Total liabilities	45,278,345
Net Assets	$ 49,899,139

Composition of Net Assets
Par value of shares of beneficial interest	5,000
Additional paid-in capital	49,995,000
Accumulated net investment loss	(20,061)
Accumulated net realized gain on investments	168
Net unrealized depreciation on investments	(80,968)
Net Assets	$ 49,899,139

Net Asset Value Per Share
Net asset value and redemption price per share (based on net assets of $49,899,139 and 5,000,000 shares of beneficial interest outstanding)	$ 9.98
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$ 10.34
See accompanying Notes to Consolidated Financial Statements.
7        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF OPERATIONS  For the Period Ended June 30, 20181 Unaudited

Investment Income
Interest	$ 87,591

Expenses
Management fees	53,425
Distribution and shareholder service plan fees	30,251
Transfer agent fees	9,688
Shareholder communications fees	4,844
Interest expense and fees on borrowings	6,312
Legal, auditing and other professional fees	146,296
Custodian fees and expenses	16,740
Trustees' compensation and expenses	14,012
Other expenses	18,215
Total expenses	299,783
Less waivers and reimbursements of expenses	(192,131)
Net expenses	107,652
Net Investment Loss	(20,061)

Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions	168
Net change in unrealized appreciation/depreciation in investment transactions	(80,968)
Net Decrease in Net Assets Resulting from Operations	$ (100,861)

1. For the period from June 4, 2018 (commencement of operations) to June 30, 2018.
See accompanying Notes to Consolidated Financial Statements.
8        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2018[1] (Unaudited)

Operations
Net investment loss	$ (20,061)
Net realized gain	168
Net change in unrealized appreciation/depreciation	(80,968)
Net decrease in net assets resulting from operations	(100,861)

Beneficial Interest Transactions
Net increase in Beneficial Interest Transactions	49,900,000

Net Assets
Total increase	49,799,139
Beginning of period	100,000 [2]
End of period (including accumulated net investment loss of $20,061)	$ 49,899,139

1. For the period from June 4, 2018 (commencement of operations) to June 30, 2018.
2. Reflects the value of OppenheimerFunds, Inc.'s seed capital invested on May 7, 2018.
See accompanying Notes to Consolidated Financial Statements.
9        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF CASH FLOWS  For the Period Ended June 30, 20181 Unaudited

Cash Flows from Operating Activities
Net decrease in net assets from operations	$ (100,861)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(48,903,527)
Proceeds from disposition of investment securities	33,033
Premium amortization	192
Discount accretion	(606)
Net realized gain on investment transactions	(168)
Net change in unrealized appreciation/depreciation on investment transactions	80,968
Change in assets:
Decrease in other assets	147,607
Increase in interest receivable	(221,410)
Increase in receivable for securities sold	(12,690)
Increase in adviser reimbursement	(434,778)
Decrease in deferred offering costs	26,087
Change in liabilities:
Decrease in other liabilities	(116,512)
Increase in payable for securities purchased	24,906,370
Decrease in accrued organizational costs	(128,164)
Net cash used in operating activities	(24,724,459)

Cash Flows from Financing Activities
Proceeds from borrowings	20,000,000
Increase in cash collateral for borrowings	(20,000,000)
Proceeds from shares sold	49,900,000
Net cash provided by financing activities	49,900,000
Net increase in cash	25,175,541
Cash, beginning balance	100,000
Cash, ending balance	$ 25,275,541

1. For the period from June 4, 2018 (commencement of operations) to June 30, 2018.
See accompanying Notes to Consolidated Financial Statements.
10        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Period Ended June 30, 2018[1] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss[2]	(0.00) [3]
Net realized and unrealized loss	(0.02)
Total from investment operations	(0.02)
Net asset value, end of period	$9.98

Total Return, at Net Asset Value	(0.20)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,899
Average net assets (in thousands)	$49,950
Ratios to average net assets:[4]
Net investment loss	(0.56)%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	7.40%
Interest and fees from borrowings	0.18%
Distribution and shareholder service plan fees	0.85%
Total expenses	8.43%
Expenses after waivers and reimbursements of expenses[5]	3.03%
Portfolio turnover rate	0% [6]

1. For the period from June 4, 2018 (commencement of operations) to June 30, 2018.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Less than $0.005 per share.
4. Annualized for periods less than one full year.
5. Expenses after waivers and reimbursements of expenses, excluding interest and fees from borrowings and distribution and shareholder service fees, was 2.00% of net assets on an annualized basis.
6. Less than 0.005%.
See accompanying Notes to Consolidated Financial Statements.
11        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2018 Unaudited

1. Organization
OFI Carlyle Private Credit Fund (the “Fund”) was organized as a statutory trust in the State of Delaware on December 13, 2017. The Fund is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that has elected to operate as an interval fund. The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value. The Fund commenced operations on June 4, 2018.
The Fund’s investment adviser, OC Private Capital, LLC (“OC Private Capital” or the “Adviser”), a joint venture between an affiliate of OppenheimerFunds, Inc. (“OFI”) and Carlyle Investment Management L.L.C. (“Carlyle”), has entered into an investment advisory agreement with the Fund. The Adviser has, in turn, entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or “Sub-Adviser”), whereby OC Private Capital oversees the allocation of the Fund’s assets to its underlying credit strategies, and the Sub-Adviser sources and makes investment decisions within each strategy. OppenheimerFunds Distributor, Inc. (the “Distributor”), a wholly owned subsidiary of OFI, acts as the Fund’s principal underwriter in connection with the offering and sale of the Fund's shares.
The Fund seeks to produce current income by opportunistically allocating its assets across a wide range of credit strategies.
The Fund’s shares are offered for sale monthly through its Distributor at the then-current net asset value ("NAV") plus any applicable sales load. The price of the shares during the Fund’s continuous offering will fluctuate over time with the NAV of the shares. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services- Investment Companies.
The following is a summary of significant accounting policies followed in the Fund's preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.
Basis for Consolidation. On May 10, 2018, the Fund established a limited liability company, OCPC Credit Facility SPV LLC, which is wholly owned and controlled by the Fund (the "Subsidiary"). The Fund and Subsidiary are both managed by the Adviser. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Subsidiary is a disregarded entity for tax purposes.
The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.
During the period and at period end, the Fund owned 100% of the Subsidiary.
12        OFI CARLYLE PRIVATE CREDIT FUND

2. Significant Accounting Policies (Continued)
Other financial information of the Subsidiary during the period and at period end include:
Total market value of investments	$4,243,603
Net assets	$ (41,262)
Net income (loss)	$ (6,312)
Net realized gain (loss)	$ 0
Net change in unrealized appreciation/depreciation	$(34,950)
Investment Income. Interest income is recognized on an accrual basis from the date of settlement. Discount and premium, which are included in interest income on the Consolidated Statement of Operations, are amortized or accreted daily using the effective interest method.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund will analyze its tax positions for the fiscal year ending December 31, 2018.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book
13        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2018 Unaudited
Continued

2. Significant Accounting Policies (Continued)
and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
Federal tax cost of securities	$48,871,076
Gross unrealized appreciation	88,675
Gross unrealized depreciation	(169,643)
Net unrealized depreciation	$ (80,968)
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation
As an interval fund, the Fund is required to calculate a NAV on at least a weekly basis and at each month-end date (each NAV calculation date herein referred to as the "Valuation Date"). The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each Valuation Date, except in the case of a scheduled early closing of the New York Stock Exchange (the "Exchange"), in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
The Fund’s Board of Trustees (the "Board") has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Adviser. The Adviser has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary. The Sub-Adviser shall provide assistance to the Adviser and the Board with respect to the valuation of the Fund’s assets; the Adviser and the Board are responsible for the accuracy, reliability or completeness of any market or fair market valuation determinations made with respect to the Fund’s assets.
Valuation Methods and Inputs
The Adviser values securities traded in active markets on the valuation date by multiplying the closing price of such traded securities by the quantity of shares or amount of the instrument held.
The Adviser values liquid securities that are not traded in an active market using a mid-price determined by an approved independent pricing vendor. Standard inputs considered by independent pricing vendors for structured finance obligations include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable
14        OFI CARLYLE PRIVATE CREDIT FUND

3. Securities Valuation (Continued)
securities, the credit quality, yield, maturity, as well as other appropriate factors. Standard inputs generally considered by independent pricing vendors for loans include information obtained from market participants regarding broker-dealer price quotations.
The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment philosophy and target portfolio. The Board has engaged independent valuation firms to assist in fair valuing the Fund’s illiquid investments on at least a monthly basis. Any retained independent valuation firm will have expertise in complex valuations associated with alternative investments and utilize a variety of techniques to calculate a security’s valuation. The valuation approach may vary by security but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered.
Securities for which valuations are not readily available from an approved independent pricing vendor or valuation firm, or where valuations are determined to be inaccurate as a result of a significant event that has occurred, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) by a Valuation Committee determination using all available information at its disposal. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Adviser, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Adviser's Valuation Committee will consider an "override" of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination. The Valuation Committee is made up of individuals affiliated with OFI.
To assess the continuing appropriateness of security valuations, the Adviser regularly compares prices from the prior valuation date and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the independent valuation vendor or firm. For those securities valued by a fair valuation, the Valuation Committee reviews and affirms the reasonableness of the valuations on a regular basis after considering all relevant information that is reasonably available.
Classifications
ASC 820 defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” Fair value is a market-based measurement, not an entity-specific measurement. For some assets and liabilities, observable market transactions or market information might be available. For other assets and liabilities, observable market transactions and market information might not be available. However, the objective of a fair value measurement in
15        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2018 Unaudited
Continued

3. Securities Valuation (Continued)
both cases is the same—to estimate the price at which an orderly transaction to sell the asset or transfer the liability would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability).
ASC 820 establishes a hierarchal disclosure framework which ranks the observability of inputs used in measuring financial instruments at fair value. The observability of inputs is impacted by a number of factors, including the type of financial instrument, the characteristic specific to the financial instrument and the state of the marketplace, including the existence and transparency of transactions between market participants. Financial instruments with readily available quoted prices, or for which fair value can be measured from quoted prices in active markets, will generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
The three-level hierarchy for fair value measurement is defined as follows:
1) Level 1-inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. The types of financial instruments included in Level 1 generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where we hold a large position and a sale could reasonably impact the quoted price.
2) Level 2-inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. The type of financial instruments in this category generally includes less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, securities with recent observable market transactions, and certain over-the-counter derivatives where the fair value is based on observable inputs.
3) Level 3-inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments that are included in this category generally include investments in privately held entities, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are
16        OFI CARLYLE PRIVATE CREDIT FUND

3. Securities Valuation (Continued)
less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.
The table below categorizes amounts that are included in the Fund's Consolidated Statement of Assets and Liabilities at period end based on valuation input level:
	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table Investments, at Value:
Corporate Loans	$ —	$ 42,087,817	$ —	$ 42,087,817
Collateralized Loan Obligations	—	6,637,608	—	6,637,608
Common Stock	—	64,683	—	64,683
Total Assets	$—	$48,790,108	$—	$48,790,108
There were no transfers between Level 1 and 2 during the period.

4. Investments and Risks
Loans. The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Advisers can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
Collateralized Loan Obligations (CLOs). The Fund invests in CLOs, which are commonly issued in multiple tranches often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. CLOs present risks similar to those of other types of debt obligations and such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of
17        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2018 Unaudited
Continued

4. Investments and Risks (Continued)
payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility.
Securities on a When-Issued or Forward Commitment Basis. The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment" basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss.
Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Shareholder Concentration. Related parties owned 100% of the Fund's total outstanding shares at period end. Related parties may include, but are not limited to, the Adviser and its affiliates, affiliated broker dealers, fund of funds, and directors or employees.

5. Market Risk Factors
The Fund’s investments in securities may expose the Fund to various market risk factors:
Credit Risk. Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
18        OFI CARLYLE PRIVATE CREDIT FUND

5. Market Risk Factors (Continued)
Prepayment Risk. Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. The Fund's shares are offered on a monthly basis. As the Fund is an interval fund, it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding shares of beneficial interest ("Shares") at NAV. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. Transactions in shares of beneficial interest were as follows:
	Period Ended June 30, 2018[1,2]
	Shares	Amount
Sold	4,990,000	$49,900,000
Net increase	4,990,000	$49,900,000

1. For the period from June 4, 2018 (commencement of operations) to June 30, 2018.
2. The Fund sold 10,000 shares of the Fund at a value of $100,000 to OFI upon seeding of the Fund on May 7, 2018. These amounts are not reflected in the table above.

7. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations for the reporting period were as follows:
	Purchases	Sales
Investment securities	$48,903,527	$33,033

8. Fees and Other Transactions with Affiliates
Management & Incentive Fees. Under the investment advisory agreement, the Fund pays the Adviser a management fee calculated and payable monthly in arrears at an annual rate of 1.50% of the Fund's consolidated month-end net asset value.
19        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2018 Unaudited
Continued

8. Fees and Other Transactions with Affiliates (Continued)
Additionally, under the investment advisory agreement, the Fund will pay the Adviser an incentive fee. The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus certain of the Fund’s operating expenses for the quarter. For purposes of the incentive fee, Net Assets are calculated as of the first business day of the relevant calendar quarter, excluding the incentive fee. There is no incentive fee charged on realized or unrealized capital gains. The calculation of the incentive fee for each quarter is as follows:
No incentive fee is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s Net Assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 1.50%; 100% of the Fund’s pre-incentive fee net investment income is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s Net Assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.875% (7.50% annualized). This portion of the Fund’s pre-incentive fee net investment income which exceeds the hurdle rate but is less than or equal to 1.875% is referred to as the “catch-up”.
The “catch-up” provision is intended to provide the Adviser with an incentive fee of 20% on all of the Fund’s pre-incentive fee net investment income when the Fund’s quarterly pre-incentive fee net investment income reaches 1.875% of Net Assets. Lastly, 20% of the Fund’s pre-incentive fee net investment income is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s Net Assets in respect of the relevant calendar quarter, exceeds 1.875% (7.50% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 20% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Adviser.
No incentive fees were earned by the Adviser for the period ended June 30, 2018.
Sub-Adviser Fees. The Adviser has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser an annual fee in monthly installments equal to 40% of the investment management fee collected by the Adviser from the Fund. The fee paid to the Sub-Adviser is paid by the Adviser, not by the Fund.
Transfer Agent Fees. OFI Global Asset Management, Inc. (the “Transfer Agent”) serves as the transfer agent for the Fund. The Fund pays the Transfer Agent a fee based on various factors, including number of accounts and filings. Fees incurred with respect to these services are detailed in the Consolidated Statement of Operations.
Sub-Transfer Agent Fees. The Transfer Agent has retained DST Systems, Inc. (the "Sub-Transfer Agent") to serve as the Fund's distribution paying agent, sub-transfer agent and registrar. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the
20        OFI CARLYLE PRIVATE CREDIT FUND

8. Fees and Other Transactions with Affiliates (Continued)
Sub-Transfer Agent an annual fee in monthly installments, equal to the transfer agent fee collected by the Transfer Agent from the Fund. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not the Fund.
Offering and Organizational Costs. The Adviser paid on behalf of the Fund all initial offering and organizational invoices associated with the registration and seeding of the Fund received prior to the commencement of operations of the Fund, in accordance with the Expense Limitation Agreement discussed below. Organizational costs are expensed as incurred and initial offering costs are amortized over a twelve month period beginning on the date that the Fund commenced operations. As of June 30, 2018, $242,647 of organizational costs incurred prior to the commencement of operations of the Fund were included within the Adviser reimbursement line item on the Consolidated Statement of Assets and Liabilities.
Distribution and Shareholder Service Plan Fees. OppenheimerFunds Distributor, Inc. (the "Distributor") serves as the Fund's principal underwriter and acts as the Distributor of the Fund's shares on a best efforts basis. The Fund intends to offer its shares, on a continual basis, through the Distributor. The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for the outstanding shares to compensate the Distributor for distributing the shares, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual distribution and shareholder service plan fee of up to 0.85% of its average monthly net assets. Fees incurred by the Fund under the Plan are detailed in the Consolidated Statement of Operations.
Waivers and Reimbursements of Expenses. The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually for a one-year period to waive its management fee and/or reimburse the Fund’s initial organizational and offering costs, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowing and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co-investments, litigation and other unusual and infrequent expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) in respect of the relevant month exceed 2.00% of the Fund’s month-end net asset value (the “Expense Limitation”). In consideration of the Adviser’s agreement to waive its management fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived management fees and Fund expenses reimbursed subject to the limitation that reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser, and (ii) the Adviser reimbursement does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any Adviser reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Limitation or another expense limitation in place at
21        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2018 Unaudited
Continued

8. Fees and Other Transactions with Affiliates (Continued)
that time. As of June 30, 2018, the estimated amount subject to reimbursement to the Adviser under the agreement was $638,680, of which $192,131 relates to waivers and reimbursements incurred during the current period.

9. Borrowings and Other Financing
Borrowings. The Fund can borrow money from financial institutions in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet repurchase obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its NAV than if it did not borrow because of the effect of leverage.
The Fund will pay interest and may pay other fees in connection with borrowings. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and related fees are disclosed separately on the Consolidated Statement of Operations.
On June 28, 2018, the Fund via the Subsidiary entered into a Credit Agreement (the “Agreement”) with Societe Generale which enables it to participate in a committed, secured borrowing facility that permits borrowings of up to $25 million, subject to change as the parties may agree from time to time. To secure the loan, the Subsidiary pledges investment securities and/or cash in accordance with the terms of the Agreement. The Fund is the guarantor of the loan. Interest is charged to the Subsidiary, based on its outstanding borrowings, at the applicable rate of LIBOR plus a defined spread. Additionally, an ongoing commitment fee is paid based on a defined rate on the unused commitment amount. Total fees and interest related to its participation in the borrowing facility during the reporting period equal 0.18% of the Fund's average net assets on an annualized basis. The Fund has the right to prepay such loans at any time. The scheduled maturity date of the borrowing facility is June 28, 2021.
At period end, the Fund had borrowings outstanding at an interest rate of 3.725%.
Details of the borrowings for the reporting period are as follows:
Average Outstanding Loan Balance Under the Facility	$20,000,000
Average Interest Rate of Outstanding Loan Balance (including the effect of commitment fees)	3.7875%
22        OFI CARLYLE PRIVATE CREDIT FUND

9. Borrowings and Other Financing (Continued)
Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $666,272 at period end. The Fund generally will maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these commitments have a fair value of $653,500 and have been included as First Lien Debt in the Consolidated Statement of Investments.
23        OFI CARLYLE PRIVATE CREDIT FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS   Unaudited

On March 6, 2018, at an in-person meeting (the “Meeting”) at which all of the Trustees were present, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Fund (the “Independent Trustees”), the Board of Trustees (the “Board”) of OFI Carlyle Global Private Credit Fund (since renamed OFI Carlyle Private Credit Fund) (the “Fund”), including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement (the “Advisory Agreement”) between OC Private Capital, LLC (the “Adviser”) and the Fund and an investment sub-advisory agreement (“Sub-Advisory Agreement”) between the Adviser and Carlyle Global Credit Investment Management L.L.C. (the “Sub-Adviser”).
At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser and Sub-Adviser to discuss the Fund.
Advisory Agreement
In deciding on whether to approve the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:
The nature, extent, quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees would provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by its service providers, its compliance procedures and practices and its efforts to promote the Fund. The Board noted that all of the Fund’s officers are employees of the Adviser or its affiliates and serve the Fund without additional compensation from the Fund. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services) and discussing the Adviser’s proposed services to the Fund, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.
The investment management capabilities and experience of the Adviser. The Board considered the quality of the services to be provided and the quality of the Adviser’s resources that are available to the Fund. The Board evaluated the Adviser’s advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board received regarding the experience and professional qualifications of the Adviser’s key personnel and the size and functions of its staff. The Board noted that while the Adviser is newly formed, it is a joint venture between an affiliate of OppenheimerFunds, Inc. (“OFI”) and Carlyle Investment Management L.L.C. (“Carlyle”). The
24        OFI CARLYLE PRIVATE CREDIT FUND

Board took account of the fact that OFI has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. It was noted that many of the Adviser’s key personnel are also employees of OFI. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the Fund.
Performance. The Board considered that the Fund had no operational history and that its performance could not be a factor in deciding whether to approve the Advisory Agreement.
The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the fee arrangement between the Adviser and the Fund under the proposed Advisory Agreement, including the proposed incentive fee. The Board also considered that the Adviser had agreed contractually to waive advisory fee revenue and/or reimburse the Fund’s operating expenses excluding certain expenses for a one-year period. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the management fee and incentive fee of the Fund to the management fee and incentive fees of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund are appropriate and representative of arm’s-length negotiations.
The extent to which economies of scale would be realized as the Fund grows and whether management fee levels will reflect these economies of scale for the benefit of the Fund’s investors. The Board considered information regarding the Adviser’s anticipated costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and resources necessary to manage the Fund, and information regarding the Adviser’s anticipated profitability from its relationship with the Fund. The Board next considered that the Fund would experience benefits from the capped fees pursuant to the expense limitation agreement. Accordingly, the Board concluded that since the Fund is new, it was not necessary to consider economies of scale at this time.
Other benefits to be derived by the Adviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that OppenheimerFunds Distributor, Inc. (the “Distributor”) and OFI Global Asset Management, Inc. (“OFI Global”), each an affiliate of the Adviser, serve as principal underwriter and transfer agent, respectively, for the Fund. The Board considered the direct and indirect benefits the Adviser may receive as a result of its relationship with the Fund, including the compensation to be paid to the Adviser’s affiliates. It was noted that the service fees to be paid to the Distributor are expected to be remitted entirely to the financial intermediaries who provide services to the Fund. It was also noted that while OFI Global will dedicate resources and expertise to the oversight of DST Asset Manager Solutions, Inc. (“DST”), the Fund’s sub-transfer agent, the fees charged by OFI Global will be passed through and paid to DST. The Board also considered that the association of the Distributor and OFI Global with the Fund could result in non-quantifiable reputational benefits to each of them. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.
25        OFI CARLYLE PRIVATE CREDIT FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS   Unaudited  Continued

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.
Sub-Advisory Agreement
In deciding on whether to approve the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:
The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser including, without limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices and its efforts to promote the Fund. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.
The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser, including the experience of the Sub-Adviser in carrying out the day-to-day management for other companies that have elected to be treated as business development companies under the Investment Company Act of 1940. The Board also took account of the fact that the Fund will benefit from the significant scale and resources of Carlyle and its affiliates. It was noted that the Carlyle Group is a global alternative asset manager with over $150 billion of assets under management across 324 investment vehicles and one of the largest and most successful investment firms. The Board received information from the Sub-Adviser on the proposed portfolio managers for the Fund and considered their experience. The Board discussed with the Sub-Adviser the investment objective and strategies of the Fund and the Sub-Adviser’s plans for implementing the Fund’s strategies. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the Fund.
Performance. The Board considered that the Fund had no operational history and that its performance could not be a factor in deciding whether to approve the Sub-Advisory Agreement.
The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board reviewed the proposed fee to be paid under the Sub-Advisory Agreement, which would not be paid by the Fund. Because the Sub-Advisory Agreement was negotiated at arms-length by the Adviser, which is
26        OFI CARLYLE PRIVATE CREDIT FUND

responsible for payments to the Sub-Adviser thereunder, the Board did not consider the profitability to the Sub-Adviser from its relationship with the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided under the Sub-Advisory Agreement supported its approval.
The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered that the Fund’s proposed fee arrangement with the Adviser involves a unified fee and that the Adviser is responsible for the payment of sub-advisory fees to the Sub-Adviser. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, and would continue to do so even after the Adviser is no longer required to waive and/or reimburse the Fund’s operating expenses pursuant to the expense limitation agreement. Accordingly, the Board concluded that the Fund’s fee arrangements with the Adviser and the Sub-Adviser would provide benefits through the proposed unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.
Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fee), including non-quantifiable reputational benefits. The Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.
Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Adviser’s Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund.
27        OFI CARLYLE PRIVATE CREDIT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines whereby it has delegated the responsibility for voting proxies relating to portfolio securities held by the Fund (“portfolio proxies”) to the Fund's Sub-Adviser as part of the Sub-Adviser's general management of the Fund's portfolio, subject to the continuing oversight of the Board. The Sub-Adviser votes portfolio proxies in accordance with its proxy voting policies and procedures, which are reviewed periodically by the Sub-Adviser and the Independent Trustees and, accordingly, are subject to change.
The right to vote a portfolio proxy is an asset of the Fund. The Sub-Adviser acts as a fiduciary of the Fund and must vote portfolio proxies in a manner consistent with the best interest of the Fund and its shareholders. As part of this duty, the Sub-Adviser recognizes that it must vote portfolio proxies in a timely manner free of conflicts of interest and in what it perceives to be the best interest of the Fund and its shareholders. To ensure that the vote is not the product of a conflict of interest, the Sub-Adviser requires that: (1) anyone involved in the decision making process disclose to the Sub-Adviser’s investment committee, any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (2) employees involved in the decision making process or vote administration are prohibited from revealing how the Sub-Adviser intends to vote on a proposal in order to reduce any attempted influence from interested parties.
The Sub-Adviser’s proxy voting decisions will be made by its investment committee. The Sub-Adviser will review on a case-by-case basis each proposal submitted to a stockholder vote to determine its impact on the portfolio securities held by the Fund. Although the Sub-Adviser will generally vote against proposals that may have a negative impact on Fund portfolio securities, it may vote for such a proposal if there exist compelling long-term reasons to do so.
The Fund and Sub-Adviser’s policies and procedures collectively describe how the Fund votes portfolio proxies. A summary description of the Fund and Sub-Adviser’s proxy voting policies and procedures is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, and (ii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
28        OFI CARLYLE PRIVATE CREDIT FUND

OFI CARLYLE PRIVATE CREDIT FUND
Trustees	Mark Garbin, Trustee Sanjeev Handa, Trustee Joan McCabe, Trustee Kamal Bhatia, Trustee
Adviser	OC Private Capital, LLC
Sub-Adviser	Carlyle Global Credit Investment Management L.L.C.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.
Sub-Transfer Agent	DST Systems, Inc.
Independent Registered Public Accounting Firm	Ernst & Young LLP
Legal Counsel	Dechert LLP
The consolidated financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
© 2018 OppenheimerFunds, Inc. All rights reserved.
29        OFI CARLYLE PRIVATE CREDIT FUND

PRIVACY NOTICE
As an OFI Carlyle Private Credit Fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain non-public personal information about our shareholders from the following sources:
•  The Subscription Agreement and other applications and forms.
•  Your transactions with us, our affiliates or others.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We may use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
Who We Are
This notice describes the privacy policy of the OFI Carlyle Private Credit Fund and OC Private Capital, LLC. This notice was last updated as of May 2018. In the event it is updated or changed, we will post an updated notice on our website at www.ofiglobalcarlyle.com. If you have any questions about this privacy policy write to us at c/o DST Systems, Inc. P.O. Box 219895, Kansas City, MO 64121-9895, or call us at (833) 677-3646.
30        OFI CARLYLE PRIVATE CREDIT FUND

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31        OFI CARLYLE PRIVATE CREDIT FUND

Investors should carefully consider the investment objective, risks, charges and expenses of the Fund before investing. This and other important information about the Fund is in the prospectus, which can be obtained by contacting your financial advisor or visiting www.ofiglobalcarlyle.com. The prospectus should be read carefully before investing.
Visit Us
ofiglobalcarlyle.com
Call Us
833 677 3646
The Fund is distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.
RS9920.001.0618 August 28, 2018

Item 2.	Code of Ethics.

Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to semiannual reports.

Item 6.	Schedule of Investments.

(a)	The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semiannual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable to semiannual reports.

(a)(2) Not applicable to semiannual reports.

(a)(3) Not applicable to semiannual reports.

(a)(4) Not applicable to semiannual reports.

(b) No changes have been made to the portfolio managers identified in the most recently filed registration statement on Form N-2 (File Nos. 333-222106 and 811-23319) for OFI Carlyle Private Credit Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

For the period covered by this Form N-CSR filing, there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semiannual reports.

(a)(2)	Exhibits attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)	Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Carlyle Private Credit Fund

By:	/s/ Kamal Bhatia
Kamal Bhatia
Principal Executive Officer
Date:	8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kamal Bhatia
Kamal Bhatia
Principal Executive Officer
Date:	8/28/2018

By:	/s/ Julie Burley
Julie Burley
Principal Financial Officer
Date:	8/28/2018